Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Income Taxes
Income Taxes

12. Income Taxes

The Company sold $45,678 and $91,729 of Pennsylvania research and development tax credits and recorded net proceeds of $42,024 and $84,391 during the nine months ended September 30, 2014 and 2013, respectively. The net proceeds were recorded in other income in the Statements of Operations.

For the nine months ended September 30, 2014 and 2013, the Company did not record a current or deferred income tax expense or benefit. The Company has evaluated the positive and negative evidence bearing upon the realizability of its deferred tax assets. Based on the Company’s history of operating losses, the Company has concluded that it is not more likely than not that the benefit of its deferred tax assets will be realized. Accordingly, the Company has provided a full valuation allowance for deferred tax assets as of September 30, 2014 and December 31, 2013.

11. Income Taxes

        Since its inception, the Company has never recorded a provision or benefit for federal or state income taxes.

        During March 2013, the Company sold $91,729 of Pennsylvania research and development tax credits. The Company received $84,391 in cash and the net amount was recorded in other income in the Statement of Operations for the year ended December 31, 2013.

        The Company adopted ASC 740-10, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109, on January 1, 2009. The Company has analyzed tax positions in all jurisdictions where it is required to file an income tax return and has concluded that the Company does not have any material unrecognized tax benefits. As a result, there were no material effects on the Company's financial position or results of operations due to the implementation of ASC 740-10. As of December 31, 2013 and 2012, the Company has recognized a valuation allowance to the full extent of its deferred tax assets since the likelihood of realization of the benefit cannot be determined. The Company believes that any of its uncertain tax positions would not result in adjustments to its effective income tax rate because likely corresponding adjustments to deferred tax assets would be offset by adjustments to recorded valuation allowances. The Company has filed U.S. federal income tax returns as well as returns for various state jurisdictions. The Company's income taxes for 2004 and 2005 were previously audited by the Internal Revenue Service. Because of the Company's net operating loss position, all other income tax returns filed by the Company are subject to examination by taxing jurisdictions.

        The Company's policy is to recognize interest and penalties accrued on any unrecognized tax benefits within the provision for income taxes on the statement of comprehensive income (loss). As of the date of adoption of ASC 740-10, the Company did not have interest or penalties accrued for any unrecognized tax benefits and there was no interest expense recognized for the years ended December 31, 2013 and 2012.

        The reconciliation of the income tax benefit computed at statutory rates to the Company's recorded tax benefit is as follows:

	Year Ended December 31,
	2013	2012
Federal income tax (benefit), statutory rates	$406,664	$78,080
State income tax, net of federal benefit	109,786	50,876
Research and development tax credits	(1,140,768)	(58,079)
Other	185,519	196,763

Income tax (benefit) expense	(438,799)	267,640
Valuation allowance	438,799	(267,640)

Income tax benefit	$—	$—

        The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities are as follows:

	December 31,
	2013	2012
Long-term deferred tax assets:
Net operating loss carryforwards (federal and state)	$27,545,207	$26,730,300
Research and development tax credits	5,286,077	4,145,308
Property and equipment	989,923	1,010,821
Other accruals	92,476	95,929
Deferred revenue	—	84,519
Impairment of cost method investments	1,499,352	1,499,352
Capitalized research	14,104,291	15,512,298

Total gross long-term deferred tax assets	49,517,326	49,078,527
Less valuation allowance	(49,517,326)	(49,078,527)

	$—	$—

        At December 31, 2013, the Company had a federal net operating loss carryforward of approximately $66,382,000 to offset future federal taxable income. Federal net operating loss and research and development tax credit carryforwards begin to expire in 2024 and 2021, respectively. At December 31, 2013 and 2012, the Company recorded a deferred tax asset of approximately $49,517,000 and $49,079,000, respectively, arising from the carryforward of the net operating losses and deferred expenses. During the year ended December 31, 2013, the Company revised its estimate of federal Research and Development ("R&D") Tax Credits available for the years 2003 through 2012. As a result, federal R&D Tax Credits were reduced by approximately $929,000 for the year ended December 31, 2012. The Company recorded a valuation allowance of the same amount against the deferred tax asset at December 31, 2013 and 2012, as the realization of the asset is not assured.

        The 2012 federal R&D Tax Credit was retroactively extended to January 1, 2012 by the enactment of the American Taxpayer Relief Act in 2013. The tax benefit of the 2012 R&D Tax Credit was reflected in 2013 due to enactment of the law after December 31, 2012. The Company reported $528,000 in federal R&D Tax Credits on its 2012 federal income tax return.

        The timing and manner in which the Company can utilize its net operating loss carryforward and future tax deductions in any year may be limited by provisions of the Internal Revenue Code regarding changes in ownership of corporations. Such limitation may have an impact on the ultimate timing and realization of the Company's carryforwards and future tax deductions.